INTANGIBLE ASSETS - Schedule of Intangible assets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Cost
Indefinite lived	$ 6,142,525	$ 6,142,525
Intangible assets, gross including goodwill	22,696,325	40,657,069
Accumulated Amortization	(781,335)	(791,375)
Impairment of Asset
Intangible assets excluding goodwill accumulated impairment loss	(17,845,813)	(17,845,813)
Net
Intangible assets excluding goodwill	6,142,525	6,142,525
Excess of purchase price	$ 21,914,990	$ 22,019,881
Technology acquired
INTANGIBLE ASSES
Est useful life		0 days
Cost
Finite lived intangible assets, gross		$ 18,163,044
Accumulated Amortization		(317,231)
Impairment of Asset
Intangible assets excluding goodwill accumulated impairment loss		$ (17,845,813)
Customer Lists
INTANGIBLE ASSES
Est useful life	12 years	12 years
Cost
Finite lived intangible assets, gross	$ 14,625,000	$ 14,625,000
Accumulated Amortization	(781,335)	(474,144)
Net
Intangible assets, net	$ 13,843,665	$ 14,150,856
Pacsquare assets - Proprietary Software
INTANGIBLE ASSES
Est useful life	10 years	10 years
Cost
Indefinite lived	$ 1,928,800	$ 1,726,500
Net
Intangible assets excluding goodwill	$ 1,928,800	$ 1,726,500